Cover Page	3 Months Ended
Mar. 31, 2021
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Registrant Name	GOOD WORKS ACQUISITION CORP.
Entity Central Index Key	0001819989
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false